As filed with the Securities and Exchange Commission September 3, 2025

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. __
☑ Post-Effective Amendment No. 175

and/or

☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 176

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

10845 Griffith Peak Drive, 2/F
Las Vegas, NV 89135
(Address of Principal Executive Offices)

646-585-0476

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On October 3, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to again further delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed with effect on September 16, 2024, accession number 0001829126-24-006285 (Amendment No. 118) to the Trust’s Registration Statement as it relates only to the Simplify Tactical US ETF. Simplify China A Shares PLUS Income ETF, that was a part of Amendment No. 118 is not included in this delaying amendment. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 118 under the Securities Act of 1933, as amended and Amendment No. 119 under the Investment Company Act of 1940, as amended, filed on with effect on September 16, 2024, as it relates only to the Simplify Tactical US ETF, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus and State of Ohio, on the 3rd day of September 2025.

Simplify Exchange Traded Funds

By:	Paul Kim, President*

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, and Principal Executive Officer

Fiona Ho**	Treasurer and Principal Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney[19]
**	Pursuant to Power of Attorney[22]

By:	/s/ Michael V. Wible
Name:	Michael V. Wible
Title:	Attorney-in-Fact
Date:	September 3, 2025

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